PROVISIONS AND CONTINGENCIES - Roll forward (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 CAD ($)
Reconciliation of changes in provisions
Balance at the beginning of the period	$ 85.5
Recognized in income	1.4
Payments	(42.7)
Other	0.5
Balance at the end of the period	44.7
Contingencies, legal disputes and other
Reconciliation of changes in provisions
Balance at the beginning of the period	82.0
Recognized in income	(15.8)
Payments	(27.9)
Other	0.5
Balance at the end of the period	38.8
Restructuring of operations
Reconciliation of changes in provisions
Balance at the beginning of the period	3.5
Recognized in income	17.2
Payments	(14.8)
Balance at the end of the period	$ 5.9